Cover Page	Jul. 02, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	Hannon Armstrong Sustainable Infrastructure Capital, Inc.
Entity Central Index Key	0001561894
Amendment Flag	true
Amendment Description	Hannon Armstrong Sustainable Infrastructure Capital, Inc. ("the Company") is filing this amendment (the “Amendment”) to the Form 8-K filed with the Securities and Exchange Commission on July 2, 2020 (the “Original 8-K”). The Original 8-K stated that the financial statements and the pro forma financial information required by Item 9.01 of Form 8-K would be filed by amendment to the Original 8-K within 71 days after the date on which the Original 8-K was filed. The Company has subsequently determined that the acquisition was not significant and such financial statements and pro forma financial information are not required and therefore is amending and restating Item 9.01 of the Original 8-K to eliminate the references to the potential subsequent filing of financial statements and pro forma financial information.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35877
Entity Tax Identification Number	46-1347456
Entity Address, Address Line One	1906 Towne Centre Blvd
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Annapolis
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21401
City Area Code	410
Local Phone Number	571-9860
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	HASI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false